Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings
Schedule of Borrowings

	2018	2019
	RMB’000	RMB’000
Non‑current
Bank borrowings
—secured	19,876	—
—non-secured	—	8,621

Other borrowings
—secured	—	4,296
	19,876	12,917
Current
Bank borrowings
—secured	77,130	94,189
—non-secured	—	15,874

Other borrowings
—secured	—	17,407
	77,130	127,470
	97,006	140,387